Financial Statements - Statements of recognized income and expenses - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Consolidated statements of recognized income and expenses
Profit	€ 2,060,000,000	€ 4,345,000,000	[1],[2]	€ 6,227,000,000	[1],[2]
OTHER RECOGNIZED INCOME (EXPENSES)	(5,375,000,000)	(286,000,000)	[1]	(2,605,000,000)	[1]
Items that will not be reclassified to profit or loss	(822,000,000)	(584,000,000)	[1]	(141,000,000)	[1]
Actuarial gains and losses from defined benefit pension plans	(88,000,000)	(364,000,000)	[1]	(79,000,000)	[1]
Non-current assests available for sale	17,000,000	2,000,000	[1]	0	[1]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassifies to profit or loss before tax	0	0	[1]	0	[1]
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	(796,000,000)	(229,000,000)	[1]	(172,000,000)	[1]
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in credit risk	0	0	[1]	0	[1]
Income tax related to items not subject to reclassification to income statement	4,000,000	(133,000,000)	[1]	166,000,000	[1]
Fair value of investments in equity instruments designated at fair value through other comprehensive income	40,000,000	140,000,000	[1]	(56,000,000)	[1]
Items that may be reclassified to profit or loss	(4,553,000,000)	298,000,000	[1]	(2,464,000,000)	[1]
Hedge of net investments in foreign operations [effective portion]	378,000,000	(687,000,000)	[1]	(244,000,000)	[1]
Hedge of net investments in foreign operations [effective portion] - Valuation gains or losses taken to equity	378,000,000	(687,000,000)	[1]	(244,000,000)	[1]
Hedge of net investments in foreign operations [effective portion] - Transferred to profit or loss	0	0	[1]	0	[1]
Hedge of net investments in foreign operations [effective portion] - Other reclassifications	0	0	[1]	0	[1]
Foreign currency translation	(4,873,000,000)	(104,000,000)	[1]	(2,186,000,000)	[1]
Foreign currency translation - Valuation gains or losses taken to equity	(4,873,000,000)	(123,000,000)	[1]	(2,191,000,000)	[1]
Foreign currency translation - Transferred to profit or loss	0	1,000,000	[1]	5,000,000	[1]
Foreign currency translation - Other reclassifications	0	18,000,000	[1]	0	[1]
Cash Flow Hedges [effective portion]	230,000,000	(203,000,000)	[1]	(10,000,000)	[1]
Cash Flow Hedges [effective portion] - Valuation gains or losses taken to equity	230,000,000	(193,000,000)	[1]	(69,000,000)	[1]
Cash Flow Hedges [effective portion] - Transferred to profit or loss	0	(10,000,000)	[1]	58,000,000	[1]
Cash Flow Hedges [effective portion] - Transferred to initial carrying amout of hedged items	0	0	[1]	0	[1]
Cash Flow Hedges [effective portion] - Other reclassifications	0	0	[1]	0	[1]
Total Debt Securities At Fair Value Throught Other Comprehensive Income	460,000,000	1,131,000,000	[3]	(860,000,000)	[3]
Valuation gains or losses taken to equity - Debt Securities At Fair Value Throught Other Comprehensive Income	515,000,000	1,280,000,000	[3]	(725,000,000)	[3]
Transferred to profit or loss - Debt Securities At Fair Value Throught Other Comprehensive Income	(54,000,000)	(149,000,000)	[3]	(135,000,000)	[3]
Other reclassifications - Debt Securities At Fair Value Throught Other Comprehensive Income	0	0	[3]	0	[3]
Non-current assets held for sale	(492,000,000)	461,000,000	[3]	581,000,000	[3]
Non-current assets held for sale - Valuation gains or losses taken to equity	(472,000,000)	472,000,000	[3]	561,000,000	[3]
Non-current assets held for sale - Transferred to profit or loss	(20,000,000)	0	[3]	20,000,000	[3]
Non-current assets held for sale - Other reclassifications	0	(11,000,000)	[3]	0	[3]
Share of other recognised income and expense of investments in subsidaries, joint ventures and associates	(13,000,000)	31,000,000	[3]	11,000,000	[3]
Income Tax	(243,000,000)	(332,000,000)	[3]	244,000,000	[3]
TOTAL RECOGNIZED INCOME/EXPENSES	(3,315,000,000)	4,060,000,000	[3]	3,622,000,000	[4]
Attributable to minority interest [non-controlling interests]	(606,000,000)	552,000,000	[3]	(443,000,000)	[3]
Attributable to the parent company	€ (2,709,000,000)	€ 3,509,000,000	[3]	€ 4,065,000,000	[3]

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[3]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[4]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).